CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
CURRENT
Cash and cash equivalents	$ 63,720,102	$ 38,469,057
Funds held in trust		795,516
Restricted cash	776,551	588,041
Short-term investments		72,552,870
Accounts receivable	1,228,745	813,761
Other assets	3,451,901	2,890,197
TOTAL CURRENT ASSETS	69,177,299	116,109,442
NON-CURRENT
Property, plant and equipment	4,462,175	2,198,817
Intangible assets	483,354	427,124
Right-of-use assets	27,285,334	7,182,358
Other non-current assets	728,207	532,264
TOTAL NON-CURRENT ASSETS	32,959,070	10,340,563
TOTAL ASSETS	102,136,369	126,450,005
CURRENT
Accounts payable and accrued liabilities	5,846,672	5,348,110
Deferred revenue	278,717	42,318
Current portion of lease obligations	2,306,823	1,070,435
TOTAL CURRENT LIABILITIES	8,432,212	6,460,863
NON-CURRENT
Loan payable	31,163	23,112
Lease obligations	26,714,233	6,403,372
TOTAL LIABILITIES	35,177,608	12,887,347
EQUITY
Share capital	132,111,283	130,784,175
Warrant reserve	6,196,906	6,370,660
Share-based payment reserve	8,409,758	1,832,224
Accumulated other comprehensive income	683,647	327,302
Retained deficit	(80,442,833)	(25,751,703)
TOTAL EQUITY	66,958,761	113,562,658
TOTAL LIABILITIES AND EQUITY	$ 102,136,369	$ 126,450,005